Property and equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property And Equipment Tables
Property and equipment
	Cost	Accumulated	Net book
Year ended December 31, 2016	Base	amortization	value
Survey equipment	$ 680,518	$593,228	$87,290
Aircraft	2,734,611	287,277	2,447,334
Computers and software	1,241,740	1,140,956	100,784
Furniture and other equipment	528,420	490,775	37,645
Leasehold improvements	1,165,108	489,604	675,504
	6,350,397	3,001,840	3,348,557

	Cost	Accumulated	Net book
Year ended December 31, 2015	Base	amortization	value
Survey equipment	$ 656,237	$ 571,595	$ 84,642
Aircraft	2,734,611	15,351	2,719,260
Computers and software	1,180,873	1,098,876	81,997
Furniture and other equipment	528,420	481,297	47,123
Leasehold improvements	1,160,553	414,590	745,963
	6,260,694	2,581,709	3,678,985